Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 922,971.28
Total Fee Amount	127.46
Total Offset Amount	0.00
Net Fee	$ 127.46
Offering Table N/A
Offset Table N/A	N/A